Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023		Apr. 30, 2024	Apr. 30, 2023
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 12,773	$ 12,734	$ 10,683	[2]	$ 25,507	$ 20,943	[2]
Interest expense		9,492	9,485	7,496	[2]	18,977	14,551	[2]
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		11,032	11,056	9,440		22,088	18,488
Interest expense		8,974	8,938	7,148		17,912	13,884
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		905	867	659		1,772	1,258
Other [member]
Analysis Of Income And Expense [line items]
Interest income		836	811	584		1,647	1,197
Interest expense		$ 518	$ 547	$ 348		$ 1,065	$ 667

[1]	Interest income included $11.9 billion for the quarter ended April 30, 2024 (January 31, 2024: $11.9 billion; April 30, 2023: $10.1 billion) and $23.9 billion for the six months ended April 30, 2024 (April 30, 2023: $19.7 billion), calculated based on the effective interest rate method.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.